Note 19 - Long-term Debt and Financing (Details Textual) $ / shares in Units, $ / shares in Units, $ in Thousands											1 Months Ended	12 Months Ended
		Apr. 18, 2018 CAD ($)	Mar. 27, 2018 CAD ($)	Feb. 22, 2018 CAD ($) $ / shares	Feb. 21, 2017 CAD ($)	Dec. 30, 2016 CAD ($)	Nov. 07, 2016 CAD ($)	Oct. 05, 2016 CAD ($) $ / shares	Jun. 30, 2016 CAD ($)	Sep. 30, 2011 CAD ($) $ / shares	Mar. 31, 2016 CAD ($)	Mar. 31, 2018 CAD ($)		Mar. 31, 2017 CAD ($)		Mar. 31, 2018 USD ($)		Mar. 31, 2018 CAD ($)		Jan. 29, 2014 $ / shares	Jan. 29, 2014 USD ($) $ / shares	May 31, 2010 CAD ($)
Statement Line Items [Line Items]
Total borrowings														$ 498,088				$ 543,504
Equity at end of period														(149,326)				230,743
Deferred tax liabilities														17,292				93,873
Increase (decrease) through conversion of convertible instruments, equity												$ 22,407		12,776
Non-current derivative financial liabilities														178,724				51,871
Finance costs												55,972		78,077
Reserve of equity component of convertible instruments [member]
Statement Line Items [Line Items]
Equity at end of period											$ 25,795			13,508				13,029
Increase (decrease) through conversion of convertible instruments, equity												(7,609)		(18,186)
Share premium [member]
Statement Line Items [Line Items]
Equity at end of period											43,459			58,266				(22,693)
Increase (decrease) through conversion of convertible instruments, equity												7,126		18,328
Credit facility [member]
Statement Line Items [Line Items]
Borrowings facility, maximum borrowing capacity																		$ 342,500
Increase (decrease) in borrowing facility capacity						$ 50,000
Borrowings, interest rate																3.40%		3.40%
Total borrowings														68,258	[1]			$ 122,115
Borrowings, letters of credit														109,200				113,400
Borrowings, remaining borrowing capacity																		102,000
Borrowings, swing line lending available																		$ 5,000
Finance costs	[2]											12,883		$ 10,564
Credit facility [member] | Debt agreement renegotiation [member]
Statement Line Items [Line Items]
Borrowings facility, maximum borrowing capacity		$ 352,500
Borrowings, additional term		2 years
Credit facility [member] | London Interbank Offered Rate (LIBOR) [member]
Statement Line Items [Line Items]
Borrowings, interest rate																3.40%		3.40%
Credit facility [member] | Prime Rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis																2.40%		2.40%
Credit facility [member] | Prime Rate [member] | Country of domicile [member]
Statement Line Items [Line Items]
Borrowings, interest rate																3.45%		3.45%
Credit facility [member] | Prime Rate [member] | UNITED STATES
Statement Line Items [Line Items]
Borrowings, interest rate																4.75%		4.75%
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate				6.75%										6.75%		6.75%	[3],[4],[5],[6]	6.75%	[3],[4],[5],[6]
Total borrowings	[7]																	$ 85,760
Notional amount				$ 100,000										100,000				$ 100,000	[3],[4],[5],[6]
Borrowings, amount of principal for each conversion				$ 1,000
Borrowings, convertible, conversion ratio				112.3596
Borrowings, convertible, conversion price | $ / shares				$ 8.90
Borrowings, convertible, threshold consecutive trading days				20 days
Borrowings, threshold trading days				5 days
Borrowings, convertible, threshold percentage of conversion price				125.00%
Borrowings, effective interest rate				10.70%
Increase (decrease) through conversion of convertible instruments, equity				$ 0
Finance costs	[8]											497
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member] | Reserve of equity component of convertible instruments [member]
Statement Line Items [Line Items]
Equity at end of period				9,700
Deferred tax liabilities				$ 2,600
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption				60 days
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption				30 days
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate								6.75%						6.75%	[9],[10]	6.75%	[9],[10],[11],[12]	6.75%	[9],[10],[11],[12]
Total borrowings	[13]													$ 145,579				$ 148,146
Notional amount								$ 160,000						160,000	[9],[10]			$ 160,000	[9],[10],[11],[12]
Borrowings, amount of principal for each conversion								$ 1,000
Borrowings, convertible, conversion ratio								107.5269
Borrowings, convertible, conversion price | $ / shares								$ 9.30
Borrowings, convertible, threshold consecutive trading days								20 days
Borrowings, threshold trading days								5 days
Borrowings, convertible, threshold percentage of conversion price								125.00%
Borrowings, effective interest rate								9.10%
Increase (decrease) through conversion of convertible instruments, equity												0
Finance costs	[14]											12,773		$ 7,090
Senior subordinated 6.75% convertible debentures [member] | Reserve of equity component of convertible instruments [member]
Statement Line Items [Line Items]
Equity at end of period								$ 8,000
Deferred tax liabilities								$ 2,100
Senior subordinated 6.75% convertible debentures [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption								60 days
Senior subordinated 6.75% convertible debentures [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption								30 days
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Borrowings, interest rate														6.50%	[15],[16]	6.50%	[15],[16]	6.50%	[15],[16]		6.50%
Notional amount																					$ 150,000,000
Borrowings, convertible, conversion price | (per share)																				$ 10.2819	$ 9.3762
Borrowings, effective interest rate																8.80%		8.80%
Increase (decrease) through conversion of convertible instruments, equity												0
Non-current derivative financial liabilities																					$ 8,517,000
Finance costs	[17]											15,753		$ 16,418
European-focused senior convertible unsecured 6.5% convertible bonds [member] | At fair value [member]
Statement Line Items [Line Items]
Non-current derivative financial liabilities																$ 200
Unsecured subordinated 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate										5.75%				5.75%	[18],[19]	5.75%	[18],[19],[20],[21]	5.75%	[18],[19],[20],[21]
Total borrowings	[22]													$ 96,022
Notional amount										$ 100,000
Borrowings, amount of principal for each conversion										$ 1,000
Borrowings, convertible, conversion ratio										56
Borrowings, convertible, conversion price | $ / shares										$ 17.85
Borrowings, convertible, threshold percentage of conversion price										95.00%
Borrowings redeemed			$ 99,500
Total increase (decrease) in liabilities arising from financing activities			(500)
Finance costs	[23]											9,173		$ 8,135
Unsecured subordinated 5.75% convertible debentures [member] | Share premium [member]
Statement Line Items [Line Items]
Increase (decrease) through conversion of convertible instruments, equity			$ 7,100
Unsecured subordinated 5.75% convertible debentures [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption										60 days
Unsecured subordinated 5.75% convertible debentures [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, convertible, notice for redemption										30 days
Convertible extendible unsecured 6.0% subordinated debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate														6.00%	[24],[25]	6.00%		6.00%				6.00%
Notional amount																						$ 330,000
Borrowings redeemed					$ 94,600		$ 225,000
Total increase (decrease) in liabilities arising from financing activities					(93,400)		(222,000)
Finance costs					1,300		3,100						[26]	$ 19,396	[26]
Convertible extendible unsecured 6.0% subordinated debentures [member] | Share premium [member]
Statement Line Items [Line Items]
Increase (decrease) through conversion of convertible instruments, equity					$ 5,400		$ 12,900
Senior unsecured 9.75% note [member]
Statement Line Items [Line Items]
Borrowings, interest rate																9.75%		9.75%
Notional amount																		$ 105,000
Borrowings redeemed								$ 55,000	$ 25,000		$ 25,000
Finance costs														$ 10,999

[1]	As at March 31, 2018, Just Energy has a $342.5 million credit facility to meet working capital requirements, which includes an increase to the capacity by $50 million for a letter of credit facility (the "LC facility"), effective December 30, 2016. The principal amount outstanding under the LC facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. The syndicate of lenders includes Shell Energy North America (Canada) Inc./Shell Energy North America (U.S.), L.P., Canadian Imperial Bank of Commerce ("CIBC"), National Bank of Canada, HSBC Bank Canada, Alberta Treasury Branches, JP Morgan Chase Bank, N.A. and Canadian Western Bank. Interest is payable on outstanding loans at rates that vary with Bankers’ Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers’ Acceptances and LIBOR advances at stamping fees of 3.40%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.40% and letters of credit are at a rate of 3.40%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at March 31, 2018, the Canadian prime rate was 3.45% and the U.S. prime rate was 4.75%. Just Energy has drawn $122.1 million against the facility and the total letters of credit outstanding as of the current period amounted to $113.4 million (2017 - $109.2 million). As at March 31, 2018, Just Energy has $102 million of the facility remaining as well as a $5 million swing line with CIBC for future working capital and/or security requirements. Just Energy’s obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the international operations. Just Energy is required to meet a number of financial covenants under the various debt agreements. As at March 31, 2018, the Company was compliant with all of these covenants. Subsequent to March 31, 2018, the Company has renegotiated an agreement with a syndicate of lenders to extend Just Energy’s credit facility for an additional two years to September 1, 2020. For further details please refer to Note 34 to the consolidated financial statements.
[2]	As at March 31, 2018, Just Energy has a $342.5 million credit facility to meet working capital requirements, which includes an increase to the capacity by $50 million for a letter of credit facility (the "LC facility"), effective December 30, 2016. The principal amount outstanding under the LC facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. The syndicate of lenders includes Shell Energy North America (Canada) Inc./Shell Energy North America (U.S.), L.P., Canadian Imperial Bank of Commerce ("CIBC"), National Bank of Canada, HSBC Bank Canada, Alberta Treasury Branches, JP Morgan Chase Bank, N.A. and Canadian Western Bank. Interest is payable on outstanding loans at rates that vary with Bankers’ Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers’ Acceptances and LIBOR advances at stamping fees of 3.40%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.40% and letters of credit are at a rate of 3.40%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at March 31, 2018, the Canadian prime rate was 3.45% and the U.S. prime rate was 4.75%. Just Energy has drawn $122.1 million against the facility and the total letters of credit outstanding as of the current period amounted to $113.4 million (2017 - $109.2 million). As at March 31, 2018, Just Energy has $102 million of the facility remaining as well as a $5 million swing line with CIBC for future working capital and/or security requirements. Just Energy’s obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the international operations. Just Energy is required to meet a number of financial covenants under the various debt agreements. As at March 31, 2018, the Company was compliant with all of these covenants. Subsequent to March 31, 2018, the Company has renegotiated an agreement with a syndicate of lenders to extend Just Energy’s credit facility for an additional two years to September 1, 2020. For further details please refer to Note 34 to the consolidated financial statements.
[3]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023. Each $1,000 principal amount of the 6.75% $100 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 112.3596 common shares of Just Energy, representing a conversion price of $8.90, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $100 million convertible debentures will not be redeemable at the option of the Company on or before March 31, 2021. After March 31, 2021 and prior to March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $100 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $9.7 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.6 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $100 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $100 million over the term of the 6.75% $100 million convertible debentures using an effective interest rate of 10.7%. If the 6.75% $100 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $100 million convertible debentures have been converted or redeemed as at March 31, 2018.
[4]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023. Each $1,000 principal amount of the 6.75% $100 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 112.3596 common shares of Just Energy, representing a conversion price of $8.90, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $100 million convertible debentures will not be redeemable at the option of the Company on or before March 31, 2021. After March 31, 2021 and prior to March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $100 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $9.7 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.6 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $100 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $100 million over the term of the 6.75% $100 million convertible debentures using an effective interest rate of 10.7%. If the 6.75% $100 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $100 million convertible debentures have been converted or redeemed as at March 31, 2018.
[5]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023. Each $1,000 principal amount of the 6.75% $100 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 112.3596 common shares of Just Energy, representing a conversion price of $8.90, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $100 million convertible debentures will not be redeemable at the option of the Company on or before March 31, 2021. After March 31, 2021 and prior to March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $100 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $9.7 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.6 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $100 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $100 million over the term of the 6.75% $100 million convertible debentures using an effective interest rate of 10.7%. If the 6.75% $100 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $100 million convertible debentures have been converted or redeemed as at March 31, 2018.
[6]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023. Each $1,000 principal amount of the 6.75% $100 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 112.3596 common shares of Just Energy, representing a conversion price of $8.90, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $100 million convertible debentures will not be redeemable at the option of the Company on or before March 31, 2021. After March 31, 2021 and prior to March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $100 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $9.7 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.6 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $100 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $100 million over the term of the 6.75% $100 million convertible debentures using an effective interest rate of 10.7%. If the 6.75% $100 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $100 million convertible debentures have been converted or redeemed as at March 31, 2018.
[7]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023. Each $1,000 principal amount of the 6.75% $100 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 112.3596 common shares of Just Energy, representing a conversion price of $8.90, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $100 million convertible debentures will not be redeemable at the option of the Company on or before March 31, 2021. After March 31, 2021 and prior to March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $100 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $9.7 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.6 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $100 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $100 million over the term of the 6.75% $100 million convertible debentures using an effective interest rate of 10.7%. If the 6.75% $100 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $100 million convertible debentures have been converted or redeemed as at March 31, 2018.
[8]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023. Each $1,000 principal amount of the 6.75% $100 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 112.3596 common shares of Just Energy, representing a conversion price of $8.90, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $100 million convertible debentures will not be redeemable at the option of the Company on or before March 31, 2021. After March 31, 2021 and prior to March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $100 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $9.7 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.6 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $100 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $100 million over the term of the 6.75% $100 million convertible debentures using an effective interest rate of 10.7%. If the 6.75% $100 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $100 million convertible debentures have been converted or redeemed as at March 31, 2018.
[9]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021. Each $1,000 principal amount of the 6.75% $160 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 107.5269 common shares of Just Energy, representing a conversion price of $9.30, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $160 million convertible debentures will not be redeemable at the option of the Company on or before December 31, 2019. After December 31, 2019 and prior to December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days’ and not less than 30 days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $160 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $8.0 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.1 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $160 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $160 million over the term of the 6.75% $160 million convertible debentures using an effective interest rate of 9.1%. If the 6.75% $160 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $160 million convertible debentures have been converted or redeemed as at March 31, 2018.
[10]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021. Each $1,000 principal amount of the 6.75% $160 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 107.5269 common shares of Just Energy, representing a conversion price of $9.30, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $160 million convertible debentures will not be redeemable at the option of the Company on or before December 31, 2019. After December 31, 2019 and prior to December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days’ and not less than 30 days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $160 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $8.0 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.1 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $160 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $160 million over the term of the 6.75% $160 million convertible debentures using an effective interest rate of 9.1%. If the 6.75% $160 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $160 million convertible debentures have been converted or redeemed as at March 31, 2018.
[11]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021. Each $1,000 principal amount of the 6.75% $160 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 107.5269 common shares of Just Energy, representing a conversion price of $9.30, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $160 million convertible debentures will not be redeemable at the option of the Company on or before December 31, 2019. After December 31, 2019 and prior to December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days’ and not less than 30 days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $160 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $8.0 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.1 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $160 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $160 million over the term of the 6.75% $160 million convertible debentures using an effective interest rate of 9.1%. If the 6.75% $160 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $160 million convertible debentures have been converted or redeemed as at March 31, 2018.
[12]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021. Each $1,000 principal amount of the 6.75% $160 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 107.5269 common shares of Just Energy, representing a conversion price of $9.30, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $160 million convertible debentures will not be redeemable at the option of the Company on or before December 31, 2019. After December 31, 2019 and prior to December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $160 million convertible debentures has been accounted for as a separate component of shareholders’ equity in the amount of $8.0 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.1 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $160 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $160 million over the term of the 6.75% $160 million convertible debentures using an effective interest rate of 9.1%. If the 6.75% $160 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $160 million convertible debentures have been converted or redeemed as at March 31, 2018.
[13]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021. Each $1,000 principal amount of the 6.75% $160 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 107.5269 common shares of Just Energy, representing a conversion price of $9.30, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $160 million convertible debentures will not be redeemable at the option of the Company on or before December 31, 2019. After December 31, 2019 and prior to December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days’ and not less than 30 days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $160 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $8.0 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.1 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $160 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $160 million over the term of the 6.75% $160 million convertible debentures using an effective interest rate of 9.1%. If the 6.75% $160 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $160 million convertible debentures have been converted or redeemed as at March 31, 2018.
[14]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021. Each $1,000 principal amount of the 6.75% $160 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 107.5269 common shares of Just Energy, representing a conversion price of $9.30, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $160 million convertible debentures will not be redeemable at the option of the Company on or before December 31, 2019. After December 31, 2019 and prior to December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days’ and not less than 30 days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $160 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $8.0 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.1 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $160 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $160 million over the term of the 6.75% $160 million convertible debentures using an effective interest rate of 9.1%. If the 6.75% $160 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $160 million convertible debentures have been converted or redeemed as at March 31, 2018.
[15]	On January 29, 2014, Just Energy issued US$150 million of European-focused senior convertible unsecured convertible bonds (the "6.5% convertible bonds"). The 6.5% convertible bonds bear interest at an annual rate of 6.5%, payable semi-annually in arrears in equal installments on January 29 and July 29 in each year, and have a maturity date of July 29, 2019. A Conversion Right in respect of a bond may be exercised, at the option of the holder thereof, at any time from May 30, 2014 to July 7, 2019. The initial conversion price is US$9.3762 per common share (being C$10.2819) but is subject to adjustments. In the event of the exercise of a Conversion Right, the Company may, at its option, subject to applicable regulatory approval and provided no event of default has occurred and is continuing, elect to satisfy its obligation in cash equal to the market value of the underlying shares to be received. As a result of the debt being denominated in a different functional currency than that of Just Energy, the conversion feature is recorded as a financial liability instead of a component of equity. Therefore, the conversion feature of the 6.5% convertible bonds has been accounted for as a separate financial liability with an initial value of US$8,517. The remainder of the net proceeds of the 6.5% convertible bonds has been recorded as long-term debt, which is being accreted up to the face value of $150.0 million over the term of the 6.5% convertible bonds using an effective interest rate of 8.8%. At each reporting period, the conversion feature is recorded at fair value with changes in fair value recorded through profit or loss. As at March 31, 2018, the fair value of this conversion feature is US$0.2 million and is included in other non-current financial liabilities. No amounts of the 6.5% convertible bonds have been converted or redeemed as at March 31, 2018.
[16]	On January 29, 2014, Just Energy issued US$150 million of European-focused senior convertible unsecured convertible bonds (the "6.5% convertible bonds"). The 6.5% convertible bonds bear interest at an annual rate of 6.5%, payable semi-annually in arrears in equal installments on January 29 and July 29 in each year, and have a maturity date of July 29, 2019. A Conversion Right in respect of a bond may be exercised, at the option of the holder thereof, at any time from May 30, 2014 to July 7, 2019. The initial conversion price is US$9.3762 per common share (being C$10.2819) but is subject to adjustments. In the event of the exercise of a Conversion Right, the Company may, at its option, subject to applicable regulatory approval and provided no event of default has occurred and is continuing, elect to satisfy its obligation in cash equal to the market value of the underlying shares to be received. As a result of the debt being denominated in a different functional currency than that of Just Energy, the conversion feature is recorded as a financial liability instead of a component of equity. Therefore, the conversion feature of the 6.5% convertible bonds has been accounted for as a separate financial liability with an initial value of US$8,517. The remainder of the net proceeds of the 6.5% convertible bonds has been recorded as long-term debt, which is being accreted up to the face value of $150.0 million over the term of the 6.5% convertible bonds using an effective interest rate of 8.8%. At each reporting period, the conversion feature is recorded at fair value with changes in fair value recorded through profit or loss. As at March 31, 2018, the fair value of this conversion feature is US$0.2 million and is included in other non-current financial liabilities. No amounts of the 6.5% convertible bonds have been converted or redeemed as at March 31, 2018.
[17]	On January 29, 2014, Just Energy issued US$150 million of European-focused senior convertible unsecured convertible bonds (the "6.5% convertible bonds"). The 6.5% convertible bonds bear interest at an annual rate of 6.5%, payable semi-annually in arrears in equal installments on January 29 and July 29 in each year, and have a maturity date of July 29, 2019. A Conversion Right in respect of a bond may be exercised, at the option of the holder thereof, at any time from May 30, 2014 to July 7, 2019. The initial conversion price is US$9.3762 per common share (being C$10.2819) but is subject to adjustments. In the event of the exercise of a Conversion Right, the Company may, at its option, subject to applicable regulatory approval and provided no event of default has occurred and is continuing, elect to satisfy its obligation in cash equal to the market value of the underlying shares to be received. As a result of the debt being denominated in a different functional currency than that of Just Energy, the conversion feature is recorded as a financial liability instead of a component of equity. Therefore, the conversion feature of the 6.5% convertible bonds has been accounted for as a separate financial liability with an initial value of US$8,517. The remainder of the net proceeds of the 6.5% convertible bonds has been recorded as long-term debt, which is being accreted up to the face value of $150.0 million over the term of the 6.5% convertible bonds using an effective interest rate of 8.8%. At each reporting period, the conversion feature is recorded at fair value with changes in fair value recorded through profit or loss. As at March 31, 2018, the fair value of this conversion feature is US$0.2 million and is included in other non-current financial liabilities. No amounts of the 6.5% convertible bonds have been converted or redeemed as at March 31, 2018.
[18]	In September 2011, Just Energy issued $100 million of convertible unsecured subordinated debentures (the "5.75% convertible debentures"), which was used to fund an acquisition. The 5.75% convertible debentures bear interest at an annual rate of 5.75%, payable semi-annually on March 31 and September 30 in each year, and have a maturity date of September 30, 2018. Each $1,000 principal amount of the 5.75% convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 56.0 common shares of Just Energy, representing a conversion price of $17.85. On or after September 30, 2016, the 5.75% convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days’ and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The Company may, at its option, on not more than 60 days' and not less than 30 days' prior notice, subject to applicable regulatory approval and provided no event of default has occurred and is continuing, elect to satisfy its obligation to repay all or any portion of the principal amount of the 5.75% convertible debentures that are to be redeemed or that are to mature, by issuing and delivering to the holders thereof that number of freely tradable common shares determined by dividing the principal amount of the 5.75% convertible debentures being repaid by 95% of the current market price on the date of redemption or maturity, as applicable. On March 27, 2018, Just Energy redeemed the 5.75% convertible debentures. Of the amount paid, $99.5 million was recorded as a reduction in the liability component of the 5.75% convertible debentures, a non-cash loss on early redemption of $0.5 million was classified as finance costs, and $7.1 million was recorded as an increase in contributed surplus.
[19]	In September 2011, Just Energy issued $100 million of convertible unsecured subordinated debentures (the "5.75% convertible debentures"), which was used to fund an acquisition. The 5.75% convertible debentures bear interest at an annual rate of 5.75%, payable semi-annually on March 31 and September 30 in each year, and have a maturity date of September 30, 2018. Each $1,000 principal amount of the 5.75% convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 56.0 common shares of Just Energy, representing a conversion price of $17.85. On or after September 30, 2016, the 5.75% convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days’ and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The Company may, at its option, on not more than 60 days' and not less than 30 days' prior notice, subject to applicable regulatory approval and provided no event of default has occurred and is continuing, elect to satisfy its obligation to repay all or any portion of the principal amount of the 5.75% convertible debentures that are to be redeemed or that are to mature, by issuing and delivering to the holders thereof that number of freely tradable common shares determined by dividing the principal amount of the 5.75% convertible debentures being repaid by 95% of the current market price on the date of redemption or maturity, as applicable. On March 27, 2018, Just Energy redeemed the 5.75% convertible debentures. Of the amount paid, $99.5 million was recorded as a reduction in the liability component of the 5.75% convertible debentures, a non-cash loss on early redemption of $0.5 million was classified as finance costs, and $7.1 million was recorded as an increase in contributed surplus.
[20]	In September 2011, Just Energy issued $100 million of convertible unsecured subordinated debentures (the "5.75% convertible debentures"), which was used to fund an acquisition. The 5.75% convertible debentures bear interest at an annual rate of 5.75%, payable semi-annually on March 31 and September 30 in each year, and have a maturity date of September 30, 2018. Each $1,000 principal amount of the 5.75% convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 56.0 common shares of Just Energy, representing a conversion price of $17.85. On or after September 30, 2016, the 5.75% convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days’ and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The Company may, at its option, on not more than 60 days' and not less than 30 days' prior notice, subject to applicable regulatory approval and provided no event of default has occurred and is continuing, elect to satisfy its obligation to repay all or any portion of the principal amount of the 5.75% convertible debentures that are to be redeemed or that are to mature, by issuing and delivering to the holders thereof that number of freely tradable common shares determined by dividing the principal amount of the 5.75% convertible debentures being repaid by 95% of the current market price on the date of redemption or maturity, as applicable. On March 27, 2018, Just Energy redeemed the 5.75% convertible debentures. Of the amount paid, $99.5 million was recorded as a reduction in the liability component of the 5.75% convertible debentures, a non-cash loss on early redemption of $0.5 million was classified as finance costs, and $7.1 million was recorded as an increase in contributed surplus.
[21]	On January 29, 2014, Just Energy issued US$150 million of European-focused senior convertible unsecured convertible bonds (the "6.5% convertible bonds"). The 6.5% convertible bonds bear interest at an annual rate of 6.5%, payable semi-annually in arrears in equal installments on January 29 and July 29 in each year, and have a maturity date of July 29, 2019. A Conversion Right in respect of a bond may be exercised, at the option of the holder thereof, at any time from May 30, 2014 to July 7, 2019. The initial conversion price is US$9.3762 per common share (being C$10.2819) but is subject to adjustments. In the event of the exercise of a Conversion Right, the Company may, at its option, subject to applicable regulatory approval and provided no event of default has occurred and is continuing, elect to satisfy its obligation in cash equal to the market value of the underlying shares to be received. As a result of the debt being denominated in a different functional currency than that of Just Energy, the conversion feature is recorded as a financial liability instead of a component of equity. Therefore, the conversion feature of the 6.5% convertible bonds has been accounted for as a separate financial liability with an initial value of US$8,517. The remainder of the net proceeds of the 6.5% convertible bonds has been recorded as long-term debt, which is being accreted up to the face value of $150.0 million over the term of the 6.5% convertible bonds using an effective interest rate of 8.8%. At each reporting period, the conversion feature is recorded at fair value with changes in fair value recorded through profit or loss. As at March 31, 2018, the fair value of this conversion feature is US$0.2 million and is included in other non-current financial liabilities. No amounts of the 6.5% convertible bonds have been converted or redeemed as at March 31, 2018.
[22]	In September 2011, Just Energy issued $100 million of convertible unsecured subordinated debentures (the "5.75% convertible debentures"), which was used to fund an acquisition. The 5.75% convertible debentures bear interest at an annual rate of 5.75%, payable semi-annually on March 31 and September 30 in each year, and have a maturity date of September 30, 2018. Each $1,000 principal amount of the 5.75% convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 56.0 common shares of Just Energy, representing a conversion price of $17.85. On or after September 30, 2016, the 5.75% convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days’ and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The Company may, at its option, on not more than 60 days' and not less than 30 days' prior notice, subject to applicable regulatory approval and provided no event of default has occurred and is continuing, elect to satisfy its obligation to repay all or any portion of the principal amount of the 5.75% convertible debentures that are to be redeemed or that are to mature, by issuing and delivering to the holders thereof that number of freely tradable common shares determined by dividing the principal amount of the 5.75% convertible debentures being repaid by 95% of the current market price on the date of redemption or maturity, as applicable. On March 27, 2018, Just Energy redeemed the 5.75% convertible debentures. Of the amount paid, $99.5 million was recorded as a reduction in the liability component of the 5.75% convertible debentures, a non-cash loss on early redemption of $0.5 million was classified as finance costs, and $7.1 million was recorded as an increase in contributed surplus.
[23]	In September 2011, Just Energy issued $100 million of convertible unsecured subordinated debentures (the "5.75% convertible debentures"), which was used to fund an acquisition. The 5.75% convertible debentures bear interest at an annual rate of 5.75%, payable semi-annually on March 31 and September 30 in each year, and have a maturity date of September 30, 2018. Each $1,000 principal amount of the 5.75% convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 56.0 common shares of Just Energy, representing a conversion price of $17.85. On or after September 30, 2016, the 5.75% convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days’ and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The Company may, at its option, on not more than 60 days' and not less than 30 days' prior notice, subject to applicable regulatory approval and provided no event of default has occurred and is continuing, elect to satisfy its obligation to repay all or any portion of the principal amount of the 5.75% convertible debentures that are to be redeemed or that are to mature, by issuing and delivering to the holders thereof that number of freely tradable common shares determined by dividing the principal amount of the 5.75% convertible debentures being repaid by 95% of the current market price on the date of redemption or maturity, as applicable. On March 27, 2018, Just Energy redeemed the 5.75% convertible debentures. Of the amount paid, $99.5 million was recorded as a reduction in the liability component of the 5.75% convertible debentures, a non-cash loss on early redemption of $0.5 million was classified as finance costs, and $7.1 million was recorded as an increase in contributed surplus.
[24]	In May 2010, Just Energy issued $330 million of convertible extendible unsecured subordinated debentures (the "6.0% convertible debentures"). The 6.0% convertible debentures bear interest at a rate of 6.0% per annum payable semi-annually in arrears on June 30 and December 31, with an original maturity date of June 30, 2017. On November 7, 2016, Just Energy redeemed $225 million of the 6.0% convertible debentures. Of the amount paid, $222 million was recorded as a reduction in the liability component of the 6.0% convertible debentures, a non-cash loss on early redemption of $3.1 million was classified as finance costs, and $12.9 million was recorded as an increase in contributed surplus. On February 21, 2017, Just Energy redeemed $94.6 million of the 6.0% convertible debentures. Of the amount paid, $93.4 million was recorded as a reduction in the liability component of the 6.0% convertible debentures, a non-cash loss on early redemption of $1.3 million was classified as finance costs, and $5.4 million was recorded as an increase in contributed surplus.
[25]	In May 2010, Just Energy issued $330 million of convertible extendible unsecured subordinated debentures (the "6.0% convertible debentures"). The 6.0% convertible debentures bear interest at a rate of 6.0% per annum payable semi-annually in arrears on June 30 and December 31, with an original maturity date of June 30, 2017. On November 7, 2016, Just Energy redeemed $225 million of the 6.0% convertible debentures. Of the amount paid, $222 million was recorded as a reduction in the liability component of the 6.0% convertible debentures, a non-cash loss on early redemption of $3.1 million was classified as finance costs, and $12.9 million was recorded as an increase in contributed surplus. On February 21, 2017, Just Energy redeemed $94.6 million of the 6.0% convertible debentures. Of the amount paid, $93.4 million was recorded as a reduction in the liability component of the 6.0% convertible debentures, a non-cash loss on early redemption of $1.3 million was classified as finance costs, and $5.4 million was recorded as an increase in contributed surplus.
[26]	In May 2010, Just Energy issued $330 million of convertible extendible unsecured subordinated debentures (the "6.0% convertible debentures"). The 6.0% convertible debentures bear interest at a rate of 6.0% per annum payable semi-annually in arrears on June 30 and December 31, with an original maturity date of June 30, 2017. On November 7, 2016, Just Energy redeemed $225 million of the 6.0% convertible debentures. Of the amount paid, $222 million was recorded as a reduction in the liability component of the 6.0% convertible debentures, a non-cash loss on early redemption of $3.1 million was classified as finance costs, and $12.9 million was recorded as an increase in contributed surplus. On February 21, 2017, Just Energy redeemed $94.6 million of the 6.0% convertible debentures. Of the amount paid, $93.4 million was recorded as a reduction in the liability component of the 6.0% convertible debentures, a non-cash loss on early redemption of $1.3 million was classified as finance costs, and $5.4 million was recorded as an increase in contributed surplus.